Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of financial liabilities [abstract]
Schedule of Financial Liabilities

(CHF in millions)	6/30/2024	12/31/2023

Current lease liabilities	55.1	38.7
Other financial liabilities	21.3	14.8
Total other current financial liabilities at amortized cost	76.4	53.4
Non-current lease liabilities	284.4	190.3
Other non-current financial liabilities	3.7	—
Total other non-current financial liabilities at amortized cost	288.1	190.3
Total current and non-current financial liabilities	364.5	243.7

Schedule of Contractual Obligation of Leases
Contractual maturities of On’s undiscounted financial liabilities:

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	6/30/2024

Trade payables	148.2	—	—	—	148.2
Current lease liabilities	17.4	53.9	—	—	71.3
Other financial liabilities	21.3	—	—	—	21.3
Other current financial liabilities	38.8	53.9	—	—	92.7
Non-current lease liabilities	—	—	201.9	127.0	328.8
Other non-current financial liabilities	—	—	3.7		3.7
Other non-current financial liabilities	—	—	205.6	127.0	332.5

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2023

Trade payables	65.1	—	—	—	65.1
Current lease liabilities	11.7	35.2	—	—	46.9
Other financial liabilities	14.8	—	—	—	14.8
Other current financial liabilities	26.5	35.2	—	—	61.7
Non-current lease liabilities	—	—	135.1	81.3	216.4
Other non-current financial liabilities	—	—	135.1	81.3	216.4

Assets, collateralized security	The following assets have been pledged in relation to the credit facility:

(CHF in millions)	6/30/2024	12/31/2023

Trade receivables	270.3	145.8
Inventory	232.9	285.2
Assets pledged	503.2	431.0